Unaudited Interim Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 2,480	$ 9,706
Due from related parties (Notes 1 and 5)	218
Advances to various creditors	43	38		47
Prepayments and other (Note 7)	624	518		1,089
Total current assets	3,365	10,262		26,735
FIXED ASSETS:
Advances for vessels acquisitions / under construction (Note 4)	33,007	14,400
Other fixed assets, net	1,432	1,467		1,851
Total fixed assets	34,439	15,867		179,143
OTHER NON CURRENT ASSETS:
Restricted cash (Note 16)	1,576	1,739		5,537
Total assets	39,380	27,868		211,415
CURRENT LIABILITIES:
Derivative financial instruments (Note 16)	1,136	1,135		5,811
Due to related parties (Notes 1 and 5)		807		2,150
Accounts payable	2,134	2,082		3,732
Accrued liabilities	4,689	4,581		6,659
Total current liabilities	7,959	8,605		193,630
NON-CURRENT LIABILITIES:
Derivative financial instruments (Note 16)	280	562
Other non-current liabilities (Note 17)	3,705	3,906		4,706
Total non-current liabilities	3,985	4,468		4,706
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; none issued
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 2,469,648,and 8,310,004 shares issued and outstanding at December 31, 2013 and March 31, 2014 (Note 10)	83	25		24
Additional paid-in capital	305,982	293,453		293,109
Accumulated deficit	(278,629)	(278,683)		(280,091)
Total stockholders' equity	27,436	14,795	15,874	13,079	76,684	255,482
Total liabilities and stockholders' equity	39,380	27,868		211,415
Total liabilities	$ 11,944	$ 13,073		$ 198,336